Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Statement of Additional Information (Class A, C, K, Y shares) dated May 1, 2013

(as revised May 20, 2013)

RS International Fund (formerly “RS International Growth Fund”) and RS Global Fund (formerly “RS Global Growth Fund”)

Portfolio Managers

Effective July 1, 2013, the sub-section titled “Portfolio Managers” under the section titled “Investment Advisory and Other Services” is amended to include the following information under the sub-heading indicated.

Under “Ownership of Fund Shares” on page 76, the table that provides the dollar range of equity securities of each Fund beneficially owned by the Fund’s portfolio managers is updated to include the following information, which is stated as of July 1, 2013:

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
U-Wen Kok	RS International Fund RS Global Fund	None None

Under “Other Accounts” on page 79, the table that provides the number of other accounts managed by the portfolio managers of the Funds and the total assets of such accounts is updated to include the following information, which is stated as of July 1, 2013:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in Thousands)	Number of Accounts	Total Assets (in Thousands)	Number of Accounts	Total Assets (in Thousands)
U-Wen Kok	3	$304,638	0	$0	0	$0

Effective July 1, 2013, all references to Guardian Baillie Gifford Limited and Baillie Gifford Overseas Limited as investment sub-adviser and sub-sub-adviser, respectively, for RS International Fund and RS Global Fund are removed. In addition, effective July 1, 2013, James Anderson, Tom Coutts, Tom Record, CFA, David Salter, Kavé Sigaroudinia, Nick Thomas, CFA, and Sarah Whitley are no longer portfolio managers for RS International Fund, and Spencer Adair, John Carnegie, Malcolm MacColl, and Charles Plowden are no longer portfolio managers for RS Global Fund, such that all references to each of them in the Statement of Additional Information are removed.

July 2, 2013